Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
10.
INCOME TAXES

Cayman Islands and the British Virgin Islands (“BVI”)

The Company and its subsidiaries and 17 Technology Limited are tax-exempted companies incorporated in Cayman Islands. Under the current laws of Cayman Islands, the Company and 17 Technology Limited are not subject to income, corporate or capital gains tax, and Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Cayman Islands income or corporation tax. No provision for income taxes in Cayman Islands has been made as the Company and 17 Technology Limited had no taxable income for the years ended December 31, 2020, 2021 and 2022.

The Company’s subsidiaries, 17 Education World Limited, 17 Education Products Limited and 17 Inspire Limited are incorporated in BVI and are not subject to income tax.

Hong Kong

The Company's subsidiaries, Sunny Education (HK) Limited, 17 Vision Limited, 17 Glory Limited, and 17 Legend Limited are located in Hong Kong. According to the Hong Kong regulations, Hong Kong entities are subject to a two-tiered income tax rate for taxable income earned in Hong Kong with effect from April 1, 2018. The first HK$2 million of profits earned by HK entity will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate. In addition, to avoid abuse of the two-tiered tax regime, each group of connected entities can nominate only one entity to benefit from the two-tiered tax rate. Considering HK entities were in accumulated loss position, they did not apply to the two-tier tax rates. No provision for Hong Kong profits tax was made as the Group had no estimated assessable profit that was subject to Hong Kong profits tax during 2020, 2021 and 2022.

10.
INCOME TAXES – continued

PRC

The Company's subsidiary, the VIEs and the VIEs' subsidiaries, which were entities incorporated in the PRC (the "PRC entities"), are subject to PRC Enterprise Income Tax ("EIT") on their taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008. Shanghai Hexu qualified as a High and New Technology Enterprise ("HNTE") from 2022 to 2024 and accordingly was entitled to the 15% preferential tax rate during the period. Beijing Yiqi Education qualified as HNTE from 2021 to 2023 and accordingly was entitled to the 15% preferential tax rate during the period.

The income tax expenses in the consolidated statements of operations were nil, nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively.

The principal components of deferred taxes were as follows:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Deferred tax assets
Advertising expenses carrying forwards	24,202	24,485	24,859
Accrued expenses	12,142	13,757	—
Impairment for prepaid expenses and other current assets	—	—	647
Expected Credit Loss	—	—	277
Impairment for property and equipment, right-of-use assets and rental deposits	—	11,140	—
Depreciation of property and equipment	388	775	—
Net operating loss carrying forwards	724,597	1,017,664	1,054,013
Total deferred tax assets	761,329	1,067,821	1,079,796
Less: valuation allowance	(761,329)	(1,067,821)	(1,079,796)
Deferred tax assets, net	—	—	—

As of December 31, 2022, the Group had net operating loss carried forward of RMB4,721,883 from the Group's PRC entities, which will expire on various dates from December 31, 2022 to December 31, 2032.

10.
INCOME TAXES – continued

PRC – continued

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Loss before provision for income taxes	(1,339,908)	(1,441,913)	(177,872)
Income tax benefit computed at an applicable tax rate of 25%	(334,977)	(360,478)	(44,468)
Effect of non-deductible expenses	11,540	5,083	6,980
Effect of research and development expenses super deduction	(24,037)	(19,199)	(6,698)
Effect of preferential tax rate	18,513	50,248	28,615
Effect on tax rates in different tax jurisdictions	80,928	17,854	3,596
Change in valuation allowance	248,033	306,492	11,975
	—	—	—

If the tax holidays granted to Shanghai Hexu and Beijing Yiqi Education were not available, there would be no income tax expenses incurred for the Group and no impact on the basic and diluted net loss per ordinary share attributable to the Company, for the three years ended December 31, 2022.

The movements of valuation allowance for the years end December 31, 2021 and 2022 were as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the period	513,296	761,329	1,067,821
Additions	248,033	306,492	11,975
Balance at end of the period	761,329	1,067,821	1,079,796

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2021 and 2022.

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies' income and expenses. A transfer pricing adjustment could result in additional tax liabilities. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2020, 2021 and 2022.

10.
INCOME TAXES – continued

PRC – continued

In addition, uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The New Enterprise Income Tax ("EIT") Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.